Investments - Schedule of Conclusion of the Transaction Cost Recognized the Following Accounting Effects (Details) - BRL (R$) R$ in Millions		1 Months Ended
		Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Apr. 30, 2023
Disclosure of detailed information about borrowings [line items]
Value of asset held for sale on Sep. 30, 2023					R$ (350)
Baguari Energia [Member]
Disclosure of detailed information about borrowings [line items]
Total sale price			R$ 421
Value of asset held for sale on Sep. 30, 2023				R$ (160)	(160)
Corporate capital gain (1) (a)	[1]		261
Tax capital gain net of selling expenses	[2]		248
Corporate income tax and the social contribution on net income IRPJ and CSLL (b)			(84)
Tax capital gain net of taxes	[1]		164
Net impact on the Income Statement (a + b)			R$ 177
Retiro Baixo [Member]
Disclosure of detailed information about borrowings [line items]
Total sale price		R$ 218
Value of asset held for sale on Sep. 30, 2023		(191)			R$ (190)
Corporate capital gain (1) (a)		27
Tax capital gain net of selling expenses		6
Corporate income tax and the social contribution on net income IRPJ and CSLL (b)		(2)
Tax capital gain net of taxes		4
Net impact on the Income Statement (a + b)		R$ 25
Cemig Geracaoe Transmissao S A [Member] | Baguari Energia [Member]
Disclosure of detailed information about borrowings [line items]
Stake held by Cemig GT			69.39%
Cemig Geracaoe Transmissao S A [Member] | Retiro Baixo [Member]
Disclosure of detailed information about borrowings [line items]
Stake held by Cemig GT		49.90%

[1]	The effects of the disposal will be reported in the net profit for the operational segment of Equity holdings, in the note 5.
[2]	Sales expenses totaled R$1 and its refers to accounting, tax and legal due diligence services, and legal advice.